INVESTMENTS IN AFFILIATES (Tables)	12 Months Ended
Dec. 31, 2014
Equity Method Investments and Joint Ventures [Abstract]
Participation percentages, carrying amounts and components of non-consolidated investees
At December 31, 2014 and 2013, we have the following participation in investments that are recorded using the equity method:

	2014	2013
Golar Partners (1)	25.4%	25.4%
Egyptian Company for Gas Services S.A.E ("ECGS")	50%	50%
Golar Wilhelmsen Management AS ("Golar Wilhelmsen")	60%	60%

(1) We held a 41.4% ownership in Golar Partners as of December 31, 2014 and 2013. However the 25.4% interest refers only to our interests in the subordinated units which are subject to the equity method accounting.

The carrying amounts of our investments in our equity method investments as at December 31, 2014 and 2013 are as follows:

(in thousands of $)	2014	2013

Golar Partners	328,853	344,858
ECGS	5,942	5,782
Golar Wilhelmsen	577	278
Equity in net assets of affiliates	335,372	350,918

The components of equity in net assets of non-consolidated affiliates are as follows:

(in thousands of $)	2014	2013
Cost	374,729	374,729
Dividend	(68,127)	(33,363)
Equity in net earnings of other affiliates	28,141	8,698
Share of other comprehensive income in affiliate	629	854
Equity in net assets of affiliates	335,372	350,918

Summarized financial information of affiliated undertakings
Summarized financial information of the affiliated undertakings shown on a 100% basis are as follows:

(in thousands of $)	December 31, 2014			December 31, 2013
	Golar Wilhelmsen	ECGS	Golar Partners	Golar Wilhelmsen	ECGS	Golar Partners
Balance Sheet
Current assets	2,096	37,159	141,556	4,422	38,365	136,379
Non-current assets	5	3,224	1,814,646	6	156	1,584,840
Current liabilities	1,044	28,711	277,874	3,312	25,934	241,072
Non-current liabilities	—	20	1,076,589	400	1,183	910,020
Non-controlling interest	—	—	67,618	—	—	70,777

Statement of Operations
Revenue	6,732	78,946	396,026	5,957	75,309	329,190
Net income	479	1,508	184,735	695	1,318	150,819